Convertible Loans and Other Financial Liabilities (Details) - EUR (€) € in Thousands				1 Months Ended
	Mar. 11, 2020	Oct. 16, 2019	May 16, 2019	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Convertible Loans and Other Financial Liabilities
Other non-current financial liabilities					€ 27	€ 0
Other current financial liabilities					21	25	€ 37
Convertible loans - host					84,287	66,353
Convertible loans - embedded derivative					14,948
Convertible loans					€ 99,235	€ 66,353
Amount of convertible loan to equity	€ 85,900	€ 5,500	€ 60,000	€ 1,850
Convertible loan interest rate	2.00%	5.00%	5.00%
Convertible loans consideration received in excess of fair value	€ 34,084